September 13, 2016

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Capital Portfolios, Inc.	0000908186	May 26, 2016
American Century Investment Trust	0000908406	May 26, 2016
Ariel Investment Trust	0000798365	May 25, 2016
Baron Investment Funds Trust	0000810902	June 2, 2016
BlackRock Funds	0000844779	June 2, 2016
Goldman Sachs Trust	0000822977	June 6, 2016
Guggenheim Funds Trust	0000088525	June 9, 2016
Ivy Funds	0000883622	June 9, 2016
Janus Investment Fund	0000277751	May 27, 2016
Northern Funds	0000916620	June 3, 2016

Securities and Exchange Commission
September 13, 2016
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Oppenheimer Discovery Fund	0000777547	June 3, 2016
Oppenheimer Global Fund	0000074658	June 3, 2016
PIMCO Funds	0000810893	May 27, 2016
Pioneer Strategic Income Fund	0001077452	May 31, 2016
Prudential Jennison Small Company Fund, Inc.	0000318531	May 20, 2016
RidgeWorth Funds	0000883939	June 3, 2016
Rydex Series Funds	0000899148	June 9, 2016
Wells Fargo Funds Trust	0001081400	May 31, 2016

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company